UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2006 Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Smithbridge Asset Management, Inc.
Address:  5 Christy Drive, Ste 206
          Chadds Ford, PA  19317

13F File Number:  28-05213

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, list, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Kendra L. Hicken
Title:         Vice President
Phone:         610-361-9141
Signature, Place, and Date of Signing:



Kendra L. Hicken     Chadds Ford, Pennsylvania    October 12, 2006
Report Type (Check only one.):

[x]     13F HOLDINGS REPORT.

[ ]     13F NOTICE.

[ ]     13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:  NONE

                                   FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:             0

Form 13F Information Table Entry Total:        45

Form 13F Information Table Value Total:        $226564
List of Other Included Managers:               NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M COMPANY                     COM              88579Y101      294     3946 SH       Sole                                       3946
ACCENTURE LTD BERMUDA CL A     COM              G1150G111     6053   190900 SH       Sole                    11000            179900
AMERICAN INTL GROUP COM        COM              026874107     6054    91369 SH       Sole                     4300             87069
AMGEN INC COM                  COM              031162100     8534   119306 SH       Sole                     4200            115106
AT&T CORP COM                  COM              00206R102      226     6952 SH       Sole                                       6952
BED BATH & BEYOND INC COM      COM              075896100     6166   161160 SH       Sole                     6800            154360
CENTEX CORP COM                COM              152312104     5674   107839 SH       Sole                     4200            103639
CISCO SYS INC COM              COM              17275R102     8144   354380 SH       Sole                    15800            338580
CITIGROUP INC COM              COM              172967101      237     4766 SH       Sole                                       4766
COSTCO WHSL CORP NEW COM       COM              22160K105      934    18800 SH       Sole                                      18800
CROWN NORTHCORP INC COM        COM              228429106        0    28145 SH       Sole                                      28145
DISNEY WALT CO COM             COM              254687106     5298   171413 SH       Sole                    10000            161413
DU PONT E I DE NEMOURS COM     COM              263534109      779    18184 SH       Sole                                      18184
DUKE ENERGY HOLDING CORPORATIO COM              26441C105     3561   117913 SH       Sole                                     117913
EXXON MOBIL CORP COM           COM              30231G102    10586   157757 SH       Sole                     5500            152257
FISERV INC COM                 COM              337738108     5793   123025 SH       Sole                     7700            115325
GENERAL DYNAMICS CORP COM      COM              369550108     8561   119453 SH       Sole                     5200            114253
GENERAL ELEC CO COM            COM              369604103     8410   238241 SH       Sole                     9600            228641
GOLDEN WEST FINL DEL COM       COM              381317106      201     2600 SH       Sole                                       2600
HOME DEPOT INC COM             COM              437076102     6996   192887 SH       Sole                     7600            185287
ILLINOIS TOOL WKS INC COM      COM              452308109     6924   154219 SH       Sole                     6000            148219
INTERNATIONAL BUS MACH COM     COM              459200101     4672    57020 SH       Sole                     3100             53920
J P MORGAN CHASE & CO COM      COM              46625H100      494    10516 SH       Sole                                      10516
JOHNSON & JOHNSON COM          COM              478160104     9486   146075 SH       Sole                     5500            140575
KINDER MORGAN ENERGY UT LTD PA COM              494550106      448    10207 SH       Sole                                      10207
KOHLS CORP COM                 COM              500255104      409     6300 SH       Sole                                       6300
LEGG MASON INC                 COM              524901105     6487    64316 SH       Sole                     3150             61166
MARRIOTT INTL CL A             COM              571903202     5647   146150 SH       Sole                     9000            137150
MCGRAW HILL COS INC COM        COM              580645109     7321   126157 SH       Sole                     6200            119957
MEDTRONIC INC COM              COM              585055106     6899   148567 SH       Sole                     6000            142567
MICROSOFT CORP COM             COM              594918104     7226   264214 SH       Sole                    10800            253414
PEPSICO INC COM                COM              713448108     8485   130025 SH       Sole                     5000            125025
PROCTER & GAMBLE CO COM        COM              742718109      216     3485 SH       Sole                                       3485
STAPLES INC COM                COM              855030102     7082   291100 SH       Sole                    14250            276850
STRYKER CORP COM               COM              863667101     7488   151000 SH       Sole                     6600            144400
T ROWE PRICE GROUP INC         COM              74144T108     8258   172583 SH       Sole                     9000            163583
TEXAS INSTRS INC COM           COM              882508104     6934   208535 SH       Sole                    11000            197535
UNITED TECHNOLOGIES CP COM     COM              913017109     6690   105600 SH       Sole                     4700            100900
UNITEDHEALTH GROUP INC         COM              91324P102     7496   152350 SH       Sole                     6100            146250
VALERO ENERGY CORP NEW COM     COM              91913Y100      304     5900 SH       Sole                                       5900
WAL MART STORES INC COM        COM              931142103      345     6985 SH       Sole                                       6985
WALGREEN CO COM                COM              931422109     7213   162500 SH       Sole                     6000            156500
WELLS FARGO & CO COM           COM              949746101     9945   274864 SH       Sole                     9000            265864
BP P L C SPONSORED ADR         ADR              055622104     7123   108608 SH       Sole                     4700            103908
ROYAL DUTCH SHELL PLC SPONS AD ADR              780259206      467     7064 SH       Sole                                       7064